Prepaid Expenses - Schedule of Prepaid Expenses (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Prepaid Expenses
Prepaid expenses	$ 196	$ 182	$ 345
Total prepaid expenses	$ 196	$ 182	$ 345